Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 19,975,629	¥ 19,275,328
Financial assets, Gross amounts offset in statement of financial position	(2,227,951)	(2,015,639)
Financial assets, Net amounts presented in statement of financial position	17,747,678	17,259,689
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(14,741,945)	(14,496,823)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(466,535)	(513,900)
Financial assets, Net amounts	2,539,198	2,248,966
Financial liabilities, Gross amounts of recognized financial assets and liabilities	29,412,586	25,632,679
Financial liabilities, Gross amounts offset in statement of financial position	(2,333,088)	(2,173,340)
Financial liabilities, Net amounts presented in statement of financial position	27,079,498	23,459,339
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(23,547,883)	(21,391,673)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,107,582)	(687,340)
Financial liabilities, Net amounts	2,424,033	1,380,326
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	12,930,691	13,225,416
Financial assets, Gross amounts offset in statement of financial position	(1,626,761)	(1,487,344)
Financial assets, Net amounts presented in statement of financial position	11,303,930	11,738,072
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(11,069,691)	(11,509,771)
Financial assets, Net amounts	234,239	228,301
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	7,044,938	6,049,912
Financial assets, Gross amounts offset in statement of financial position	(601,190)	(528,295)
Financial assets, Net amounts presented in statement of financial position	6,443,748	5,521,617
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(3,672,254)	(2,987,052)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(466,535)	(513,900)
Financial assets, Net amounts	2,304,959	2,020,665
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	21,739,923	19,997,250
Financial liabilities, Gross amounts offset in statement of financial position	(1,626,761)	(1,487,344)
Financial liabilities, Net amounts presented in statement of financial position	20,113,162	18,509,906
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(20,039,312)	(18,484,124)
Financial liabilities, Net amounts	73,850	25,782
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	7,672,663	5,635,429
Financial liabilities, Gross amounts offset in statement of financial position	(706,327)	(685,996)
Financial liabilities, Net amounts presented in statement of financial position	6,966,336	4,949,433
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(3,508,571)	(2,907,549)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,107,582)	(687,340)
Financial liabilities, Net amounts	¥ 2,350,183	¥ 1,354,544